Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

Management’s opinion is that the accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of results to be expected for the full year of 2024. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements thereto as of and for the years ended December 31, 2023.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of Directors, or to cast a majority of votes at the meeting of Directors.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the unaudited interim condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the unaudited interim condensed consolidated statements of income and comprehensive loss as an allocation of the total loss for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited interim condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s financial statements include, but not limited to, estimates for useful lives of intangible assets, impairment of long-lived assets, deferred taxes and uncertain tax position, and allowance for expected credit loss and revenue recognition. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed financial statements.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying unaudited interim condensed financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary in the British Virgin Islands is United States Dollars (“USD” or “US$”), its other subsidiaries which are incorporated in Singapore and Malaysia are SGD and Malaysia ringgit (“RM”), respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited interim condensed consolidated financial statements, the financial information of the Company and other entities located outside of Singapore has been translated into SGD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed financial statements in this report:

	June 30, 2023	December 31, 2023	June 30, 2024
Period-end spot rate	SGD1.00 = RM3.4518	SGD1.00 = RM3.4819	SGD1.00 = RM3.4746
Average rate	SGD1.00 = RM3.3382	SGD1.00 = RM3.3932	SGD1.00 = RM3.5035

Period-end spot rate	SGD1.00 = USD0.7395	SGD1.00 = USD0.7580	SGD1.00 = USD0.7379
Average rate	SGD1.00 = USD0.7484	SGD1.00 = USD0.7447	SGD1.00 = USD0.7431

Convenience translation

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income, unaudited interim condensed consolidated statements of changes in shareholders’ equity and unaudited interim condensed consolidated statements of cash flows from SGD into USD as of June 30, 2024 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.7379, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 28, 2024. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdrawal. The Company maintains most of its bank accounts in Singapore and Malaysia.

Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2023 and June 30, 2024, the Company made S$9,802 and S$9,802 (US$7,233) allowance for expected credit losses for accounts receivable, respectively.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided and prepaid rent. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of December 31, 2023 and June 30, 2024, no allowance was deemed necessary.

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of December 31, 2022, the accumulated deferred IPO cost was S$676,321 (US$504,567). As of March 21, 2023 the Group successfully listed in the US Nasdaq. Hence, these deferred IPO costs had charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

The Company has subsequently completed a follow-on public offering of 3,555,555 ordinary shares on February 16, 2024. As of December 31, 2023, the accumulated deferred costs related to the follow-on public offering were S$114,794 (US$87,012).

As of June 30, 2024, the accumulated deferred costs related to public offering were S$0.

Deposits

Deposits

Deposits are mainly for rent, utilities and money deposited with certain vendors. These amounts are refundable and bear no interest. The short-term deposits usually have a one-year term and are refundable upon contract termination. The long-term deposits are refunded from suppliers when terms and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited interim condensed consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Business combination

Business combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred and are included in general and administrative expenses in the Company’s consolidated statements of operations. The results of operations of the acquired business are included in the Company’s operating results from the date of acquisition.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2023 and June 30, 2024, the Company as a whole is the reporting unit of goodwill.

Pursuant to ASC 350, the Company has an option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value based on discounted cash flow of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. The impairment charge would be recorded in the consolidated statements of income and comprehensive income.

Application of the goodwill impairment test requires judgment, including the determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.

Intangible Assets

Intangible Assets

Intangible assets consist of software and capitalized research and development and customer relationship acquired from a business combination. Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Capitalized Software and research and development

Capitalized Software and research and development

The Company capitalizes certain eligible software development costs incurred in connection with its internal use software in accordance with ASC 350-40, Internal-use Software and ASC 985, Software. These capitalized costs also relate to the Company’s development of a proprietary software, HomerAI as well as a few ongoing development technology software. Capitalized software costs are amortized over the estimated useful life of 5 years. Capitalization begins once the application development stage begins, management has authorized and committed to funding the project, it is probable the project will be completed, and the software will be used to perform the function intended. Internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. The Company expenses all costs incurred that relate to planning and post-implementation phases of development. Intangible assets are assessed for impairment when events or circumstances indicate the existence of a possible impairment, and none were identified in the year ended December 31, 2023.

During the year ended December 31, 2023, the Company capitalized S$0.9 million (US$0.7 million), and during the six months ended 30, 2024, the Company capitalized S$159,360 (US$117,592) under ASC 350 included in intangible assets.

Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:

Software and research and development	5 years
Customer relationships	5 years

Impairment for long-lived assets other than goodwill

Impairment for long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than it was originally estimated. When these events occur, the Company, its wholly-owned subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying value of the assets over the fair value of the assets.

For the years ended December 31, 2023 and the six months ended June 30, 2024, the Company, its wholly-owned subsidiaries, Ohmyhome BVI and Ohmyhome BVI’s subsidiaries did not accrue impairment charge against intangible assets, including the customer relationship and software and technology.

The customer relationship arose from acquisition of Ohmyhome Property Management Pte. Ltd. by the Ohmyhome BVI in 2023.

For the year ended December 31, 2023 and the six months ended June 30, 2024, the Company did not accrue impairment charge against software and technology.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Stock-based compensation

Stock-based compensation

On December 19, 2023, the Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Incentive Plan”). Stock-based awards are measured at the grant date based on the fair value of the award and are recognized as expense, net of actual forfeitures, on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The determination of the grant date fair value of stock awards issued is affected by a number of variables, including the fair value of the Company’s common stock, the expected common stock price volatility over the expected life of the awards, the expected term of the stock option, risk-free interest rates, the illiquidity of the option given its non-transferability, and the expected dividend yield of the Company’s common stock. The Company derives its volatility from the average historical stock volatilities of the Company over a period equivalent to the expected term of the awards. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant. The expected dividend yield is 0.0% as the Company has not paid and does not currently anticipate paying dividends on its common stock.

Stock-based compensation expense is classified in the accompanying consolidated statement of operations.

Revenue recognition

Revenue recognition

Effective January 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to January 1, 2020. The effect from the adoption of ASC Topic 606 was not material to the Company’s unaudited interim condensed consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company has utilized the allowable practical expedient in the accounting guidance and elected not to capitalize costs related to obtaining contracts with customers with durations of less than one year. We do not have significant remaining performance obligations.

The Company derives its revenues from three sources: (1) revenue from brokerage services, (2) revenue from emerging and other related services, and (3) revenue from estate management services and other related services.

1)	Brokerage services

The Company earns brokerage services revenue from provision of brokerage and documentation services for buying, selling, and leasing and renting properties. The Company recognizes commission-based brokerage revenue upon closing of a brokerage transaction and concurrently issues invoice. The transaction price is generally calculated by taking the agreed upon commission rate and applying that to the home’s selling price. Brokerage revenue primarily contains a single performance obligation that is satisfied upon the closing of a transaction, at which point the entire transaction price is earned. We are not entitled to any commission until the performance obligation is satisfied and are not owed any commission for unsuccessful transactions, even if services have been provided. The Company is considered to be the principal agent as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the agency services pursuant to the housing agency service contracts it signed with the housing customers. Accordingly, the Company accounts for the commissions from these agency service contracts on a gross basis, with any commissions paid to other brokerage firms recorded as a cost of revenue. Typical payment terms set forth in the invoice is within 30 days.

2)	Emerging and other related services

The Company generates revenues from emerging and other services such as financial services and home renovation and furnishing services. Service fees for emerging and other services are generally recognized as revenues when services are provided.

3)	Estate management services and other related services

Ohmyhome Property Management Pte. Ltd. earns estate management services revenue from Management Corporate Strata Titles (MCSTs) by being appointed as the Managing Agent for the respective estates to provide routine management, administration and secretarial services, accounting and finance management, and the operation and maintenance of the estates. Management believes that the estate management services are integrated services, and it is impractical to assess standalone value to each service; accordingly, the estate management services should be considered as single performance obligation. In consideration of the services provided by the Company, the MCSTs pay a monthly fee to the Company. The contract is a fixed contract with a fixed fee over the contractual period. The monthly management fee of individual estate varies depending on the size of the estates and the scope of the services required. Estate management revenue primarily contains an ongoing performance obligation that is satisfied upon the end of each calendar month, at which point the monthly fee is earned. The revenue is recognized over time based on the fixed contract fee over the contractual period. The Company is considered to be the principal as it has the right to determine the service price and to define the service performance obligations, it has control over services provided and it is fully responsible for fulfilling the estate management services pursuant to the estate management service contracts it signed with the MCSTs. Typical payment terms set forth in the invoice are within 30 days. The Company also generates revenues from other related services such as providing of additional manpower which are usually in ad-hoc basis, certification of documents, disbursements, marketing initiatives and others that to be completed in a short-term period. Service fees for other services are generally recognized at the point in time when services are provided. Typical payment terms set forth in the invoice are within 30 days.

Contract balances

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered. The Company recognizes a contract asset or a contract liability in the unaudited interim condensed consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment.

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its unaudited condensed consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration. The Company did not have any capitalized contract cost as of December 31, 2023  and June 30, 2024.

Contract liabilities are recognized if the Company receives consideration in advance of performance, which is mainly in relation to emerging and other services. The Company expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of December 31, 2023 and June 30, 2024, the contract liabilities of the Company amounted S$103,655 and S$90,271 (US$66,611), respectively.

Cost of revenue	Cost of revenue Cost of revenue consists primarily of personnel costs (including base pay and benefits), commission fee, property listing fee, referral fee and subcontracting cost.
Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the six months ended June 30, 2023 and 2024, the advertising expense amounted to S$378,507 and S$687,191 (US$507,777), respectively.

Technology and development

Technology and development

Technology and development expenses primarily include personnel costs (including base pay, bonuses, and benefits), platform development, and maintaining and improving our website and mobile application development costs. We capitalize research and development personnel costs related to the development of our new proprietary software products and features including HomerAI, MATCH, Digital Experience and others, as well as acquired carrying value of the proprietary software from the acquisition of Simply Sakal. As of June 30, 2024, research and development and software and technology, net amounted to S$1,213,661 (US$895,556) and is included in intangible assets. Other costs are expensed off as incurred and record them in technology and development expenses.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, as well as labor costs. For the six months ended, 2023 and 2024, the Company’s selling and marketing expenses were S$848,504 and S$988,872 (US$729,687), respectively.

Employee compensation

Employee compensation

Singapore

(1)	Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

(2)	Employees leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly within the reporting period.

Malaysia

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan.

Government Grant

Government grants as compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company during the COVID-19 pandemic. The government evaluates the Company’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of Other Income. The grants received were S$8,399 and S$45,418 (US$33,514) for the six months ended June 30, 2023 and 2024, respectively from the Singapore Government.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s Chief Operating Decision Maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has two operating segments, which are (i) Brokerage, emerging and another related service; and (ii) Estate management services and other related services in Singapore. All assets of the Company are located in Singapore and all revenue is generated in Singapore.

Information reported internally for performance assessment as follows:

Six months ended June 30, 2024

	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external	2,479,416	1,983,553	4,462,969	3,293,218
Revenue – related parties	7,120	-	7,120	5,254
Total revenue	2,486,536	1,983,553	4,470,089	3,298,472

Total cost of revenue	(1,474,474)	(1,325,466)	(2,799,940)	(2,066,072)
Gross profit	1,012,062	658,087	1,670,149	1,232,400

Operating expenses	(3,483,254)	(915,591)	(4,398,845)	(3,245,900)

Share-based compensation
Interest income	130,072	6,607	136,679	100,855
Interest expense	(14,904)	-	(14,904)	(10,998)
Government grants	45,668	(250)	45,418	33,514
Foreign exchange gain	266,616	-	266,616	196,736
Other income, net	15,150	352	15,502	11,439
Loss before income tax expenses	(2,028,590)	(250,795)	(2,279,385)	(1,681,954)
Segment loss	(2,028,590)	(250,795)	(2,279,385)	(1,681,954)

Total assets	11,916,421	829,759	12,746,180	9,405,386
Total liabilities	5,001,094	863,115	5,864,209	4,327,192
Net assets	6,915,327	(33,356)	6,881,971	5,078,194

There was only one segment which is the brokerage, emerging and other related services segment as of June 30, 2023.

Leases

Leases

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s unaudited interim condensed consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited interim condensed consolidated financial statements  and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the six months ended June 30, 2023 and 2024. The Company had no uncertain tax positions for the six months ended June 30, 2023 and 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currencies.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2023, there were no dilutive shares. For the six months ended June 30, 2024, the total diluted ordinary share was 23,262,574 as compared to the basic number of ordinary share issued at 19,221,384   as of December 31, 2023.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company place our cash and cash equivalents with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from our customers. The Company establish an allowance for doubtful accounts primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers

As of June 30, 2024, no customer accounted for 10% of the account receivables. As of December 31, 2023, two customers, one is a provider of general insurance and another is a property consultancy firm, accounted for 10.0% and 25.85% of the account receivables respectively.

Concentration of vendors

For the six months ended June 30, 2024, no vendor accounted for more than 10% of total purchases.

For the year ended December 31, 2023, no vendor accounted for more than 10% of total purchases.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive loss and unaudited interim condensed consolidated statements of cash flows.